Commitments and Contingencies - Contingencies (Details) - Tradeweb Markets LLC - Successor	12 Months Ended
Dec. 31, 2018 USD ($) item
Antitrust Actions Related To Trading Practices and Interest Rate Swaps
Commitments and Contingencies
Number of actions | item	2
Litigation relating to distribution of financial strength ratings
Commitments and Contingencies
Damages sought | $	$ 80,000,000